Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories.
Schedule of Inventory

	2024	2023
	US$'000	US$'000
Finished goods	167,225	162,962
Raw materials in progress and industrial supplies	141,998	182,612
Other inventories	37,916	38,267
Total	347,139	383,841